Employee benefit plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions to Estimate Fair Value of Stock Options on Weighted Average Basis
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the nine months ended September 30, 2021 and 2020, respectively, were as follows:

Nine Months Ended September 30,	2021	2020
Weighted-average risk-free interest rate	1.06%	0.84%
Expected term (in years)	6.06	4.66
Expected volatility	37.74%	34.60%
Expected dividend yield	—	—

The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
Weighted-average risk-free interest rate	0.84%	1.95%
Expected term (in years)	4.68	6.29
Expected volatility	34.66%	28.37%
Expected dividend yield	0.00	0.00

Summary of Stock Option Activity
A summary of option activity under the 2020 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	—	$—
Granted during 2021	1,937,968	8.88
Exercised	—	—
Forfeited	(154,982)	8.87
Outstanding, September 30, 2021	1,782,986	$8.88
A summary of option activity under the 2014 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	36,513,193	$2.26
Granted during 2021	—	—
Exercised	(3,843,472)	1.43
Forfeited	(974,874)	2.78
Outstanding, September 30, 2021	31,694,847	$2.29

A summary of option activity under the Plan, after reverse capitalization, during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of options(1)	Weighted-average exercise price(1)
Outstanding, January 1, 2019	27,046,177	$1.31
Granted during 2019	8,828,538	1.99
Exercised	(916,527)	0.74
Forfeited	(6,768,713)	1.57
Outstanding, December 31, 2019	28,189,475	1.48
Granted during 2020	14,386,426	3.59
Exercised	(1,297,977)	1.53
Forfeited	(4,720,165)	1.88
Outstanding, December 31, 2020	36,557,759	$2.25
__________________
(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.

Summary of Warrant Activity
A summary of activity relating to the warrants of the service providers during the nine months ended September 30, 2021 and 2020, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, December 31, 2019	261,681	$3.00
Granted during 2020	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, September 30, 2020	261,681	$3.00
Outstanding, December 31, 2020	261,681	$3.00
Granted during 2021	—	—
Exercised	(261,681)	3.00
Forfeited	—	—
Outstanding, September 30, 2021	—	$—

A summary of warrant activity during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, January 1, 2019	261,681	$3.00
Granted during 2019	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2019	261,681	3.00
Granted during 2020	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2020	261,681	$3.00